Document and Entity Information	Mar. 04, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 04, 2024
Entity Registrant Name	TRUBRIDGE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-49796
Entity Tax Identification Number	74-3032373
Entity Address Address Line 1	54 St. Emanuel Street
Entity Address City Or Town	Mobile
Entity Address State Or Province	AL
Entity Address Postal Zip Code	36602
City Area Code	251
Local Phone Number	639-8100
Security 12b Title	Common Stock, par value $.001 per share
Trading Symbol	TBRG
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001169445